RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shandong Shichuang Software Engineering Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Balance netting off with related party		¥ 572	¥ (572)
Jinan QCY Intelligent Technology Co., Ltd
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	¥ (2,839)	(3,401)
Member of Management Team of Beijing QC Technology Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service provided to related party			950
Beijing QC Technology Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	(1,320)	(785)
URSUS Information Technology (Beijing) Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party			¥ (873)
Beijing HJRT Technology Company, Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	(264)	¥ (264)
Management Team Of Company [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	¥ (1,250)